Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Transactions with Related Parties

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and at December 31, 2025

	Revenue	Other income	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	96	—

Other related parties
Società Agricola Stella S.r.l.	—	—	158
SFEM Italia S.r.l.	—	—	21
Studio Legale Spinazzi Azzarita Troi	—	—	118
Fondazione Stevanato	—	—	290
Incog BioPharma Services Inc	7,582	—	—
SIT S.p.A.	34	—	1

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Contract Assets	Other Liabilities
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	—	7,076	—	14,710

Other related parties
Società Agricola Stella S.r.l.	—	59	—	—	—
Studio Legale Spinazzi Azzarita Troi	—	119	37	—	—
SIT Manufacturing	17	—	—	—	—
Incog BioPharma Services Inc	2,586	—	—	4,944	—

For the year ended and at December 31, 2024

	Revenue	Other income	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	266	7

Other related parties
Società Agricola Stella S.r.l.	—	1	165
SFEM Italia S.r.l.	—	—	21
E & FKH Ejendomme ApS	—	—	222
Studio Legale Spinazzi Azzarita Troi	—	—	198
Fondazione Stevanato	—	—	180
Incog BioPharma Services Inc	5,557	—	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Contract Assets	Other Liabilities
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	—	9,216	—	22,785

Other related parties
Società Agricola Stella S.r.l.	—	113	—	—	—
SFEM Italia S.r.l.	—	2	—	—	—
Studio Legale Spinazzi Azzarita Troi	—	29	—	—	—
Incog BioPharma Services Inc	208	—	—	3,628	3

For the year ended December 31, 2023

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	191
Società Agricola Stella S.r.l.	—	110
SFEM Italia S.r.l.	—	20
E & FKH Ejendomme ApS	—	435
Studio Legale Spinazzi Azzarita Troi	—	311
Fondazione Stevanato	—	240
C.T.S. Studio AS	—	21
Incog BioPharma Services Inc	545	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2023

	Interest received	Interest paid
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	3

Summary of Emoluments to Directors and Key Management

Emoluments to Directors and Key Management

The tables below present the aggregate compensation of the members of the Board of Directors and the Senior Management Team. For the year ended December 31, 2025, the compensation of the Chairman and Chief Executive Officer, Franco Stevanato, is reported within Directors’ fees. For the years ended December 31, 2024 and 2023, the compensation of the Chairman, Franco Stevanato, was reported within emoluments to Directors, while the compensation of the Chief Executive Officer, Franco Moro, was reported within compensation to members of the Senior Management Team.

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2025

	Fixed remuneration		Variable	Share based	Total
	Annual	Fringe	remuneration(2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,078	9	290	996	3,373

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO for the Chairman and CEO

(3) Shares granted to board members

For the year ended December 31, 2024

	Fixed remuneration		Share based	Total
	Annual	Fringe	compensation (2)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	1,970	6	459	2,435

(1) Fringe benefits related to car and insurance benefits

(2) Shares granted to board members

For the year ended December 31, 2023

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense(2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,242	12	70	438	2,762

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to "Trattamento Fine Mandato" accrued during the year

(3) Shares granted to board members

The aggregate compensation for members of the Senior Management Team is as follows:

For the year ended December 31, 2025

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,124	14	270	552	4	1,964

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued during the year and to certain severance payments

(4)Share‑based compensation includes amounts recognised under the stock grant plan 2023–2027 and other share‑based incentive plans, adjusted to reflect the Group’s best estimate of the number of equity instruments expected to vest.

For the year ended December 31, 2024

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,741	22	79	2,325	719	4,886

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued during the year and to certain severance payments

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans

For the year ended December 31, 2023

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,777	28	94	94	845	2,838

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued during the year

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans